Share-based compensation (Details)								12 Months Ended
	Sep. 26, 2025 $ / shares shares	Aug. 15, 2025 individual shares	Apr. 15, 2025 USD ($) $ / shares shares	Apr. 03, 2025 shares	Sep. 06, 2024 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) $ / shares shares	Feb. 23, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) options	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion								155,692					54,308	38,277
Share-based payment options expired													904	4,637
Share options were exercised											37,192	37,192		323
Total gross proceeds (in Dollars) | $									$ 148,086				$ 0	$ 20,247
Surplus amount transfer to share capital (in Dollars) | $								$ 84,358	84,358	$ 84,358	$ 84,358	$ 84,358
Share-based payment cancelled an aggregate amount													48,804
Performance share unit, outstanding								0
Share based compensation (in Dollars) | $									1,994,558				$ 1,085,669	$ 1,980,732
Share-based compensation expense (in Dollars) | $									825,661
Share-based compensation expense (in Dollars) | $									44,305
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		1,600
Restricted share unit issued							846
Restricted share fair value (in Dollars) | $					$ 31,009	$ 137,625	$ 49,665
Number of share granted					7,500	32,690
Restricted unit per share (in Dollars per share) | $ / shares					$ 4.13	$ 4.21
Share based compensation (in Dollars) | $									88,568				$ 49,057
RSUs converted to class B shares					7,500
Restricted share units [member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		800
Restricted share unit issued	96,000			32,690
Restricted share fair value (in Dollars) | $			$ 378,000
Number of share granted			60,000
Restricted unit per share (in Dollars per share) | $ / shares	$ 16.32		$ 6.3
RSUs converted to class B shares			60,000	32,690
Number of share-based payment granted share option (in individual) | individual		2
First vesting tranche shares		500
Second vesting tranche shares		300
Share-based compensation expense (in Dollars) | $									$ 13,581
Share-based compensation expense vested price per share (in Dollars per share) | $ / shares										$ 22.45